Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Receivables [Abstract]
Disclosure of detailed information of other receivables
	December 31	December 31
	2023	2022
	USD in thousands	USD in thousands

Government institutions	8,665	6,409
Other receivables	19,594	20,288
Prepaid expenses	32,432	10,256

	60,691	36,953